Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Fixed assets are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:
Category	Estimated useful lives
Motor Vehicle	5 years
Renovation	5 years
Equipment	4-5 years
Furniture & Fixture	4-5 years